The Company, basis of presentation and significant accounting policies	12 Months Ended
Dec. 31, 2025
The Company, basis of presentation and significant accounting policies
The Company, basis of presentation and significant accounting policies

1.The Company, basis of presentation and significant accounting policies

The Company

Fresenius Medical Care AG (FME AG or the Company) is a German stock corporation (Aktiengesellschaft — AG) registered with the commercial register of Hof (Saale) under HRB 6841, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany. The Company is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue. The Company provides dialysis and related services for individuals with renal diseases, including through value and risk-based care programs, as well as other healthcare services. The Company also develops, manufactures, and distributes a wide variety of healthcare products. The Company’s healthcare products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment, as well as acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates, or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other healthcare services include pharmacy services, vascular specialty services, ambulatory surgery center services, and physician nephrology practice management.

In these notes, “FME AG,” the “Company” or the “Group” refers to Fresenius Medical Care AG or Fresenius Medical Care AG and its subsidiaries on a consolidated basis, as the context requires. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG (renamed Fresenius Vermögensverwaltung GmbH), which was the Company’s general partner prior to the Conversion (as defined below) and is wholly owned by Fresenius SE. Management AG ceased to be a General Partner of the Company when the Conversion took effect. “Management Board” refers to the members of the management board of the Company (or of Management AG, prior to the Conversion) and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of the Company.

At an extraordinary general meeting (EGM) of the Company held on July 14, 2023, the shareholders of the Company approved a proposal to change the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion). Upon effectiveness of the Conversion, which occurred upon registration of the Conversion with the competent commercial register on November 30, 2023, Management AG exited the Company, Fresenius SE & Co. KGaA (Fresenius SE or Fresenius SE & Co. KGaA) ceased to control (as defined by IFRS 10, Consolidated Financial Statements) the Company and the Company ceased to be a member of the Fresenius SE consolidated group. Fresenius SE continues to have significant influence over the Company.

The term “Care Enablement” refers to the Company’s Care Enablement operating segment, the term “Care Delivery” refers to the Care Delivery operating segment and the term “Value-Based Care” refers to the Company’s new Value-Based Care operating segment. Prior to June 1, 2025, discrete financial information was not provided to the chief operating decision maker on the basis of the new structure and the necessary systems and reporting changes to effect the new structure were not in place. Due to the change in the Company’s operating structure, the Company has adjusted the prior year financial information for its operating segments in order to conform to the current year’s presentation. For further discussion of the Company’s operating and reportable segments, see note 29. The abbreviations “K,” “M,” and “BN” are used to denote the presentation of amounts in thousands, millions, and billions, respectively.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS® Accounting Standards) as issued by the International Accounting Standards Board (IASB), using the euro as the Company’s reporting and functional currency. At December 31, 2025, there were no IFRS Accounting Standards or IFRS Interpretations Committee interpretations as endorsed by the European Union relevant for the Company’s reporting that differed from IFRS Accounting Standards as issued by the IASB.

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary to provide a fair statement of the results of the periods presented. All such adjustments are of a normal recurring nature. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in all future periods affected.

In order to improve clarity of presentation, various items are aggregated in the consolidated balance sheets and consolidated statements of income. These items are analyzed separately in the notes where this provides useful information to the users of the consolidated financial statements.

The consolidated balance sheets contain all information required to be presented by IAS 1, Presentation of Financial Statements (IAS 1) and is classified on the basis of the liquidity of assets and liabilities. The consolidated statements of income are classified using the cost-of-sales accounting format.

Due to the increased significance of Value-Based Care and its insurance operations, the Company reclassified €1,614,024 and €1,227,140 for the years ended December 31, 2024 and 2023, respectively, to Insurance contract revenue from Healthcare services revenue within its consolidated financial statements. Insurance contract costs of revenue in the amount of €1,603,548 and €1,185,544 for the years ended December 31, 2024 and 2023, respectively, were also reclassified and were previously reported within the Healthcare services costs of revenue line item.

At February 23, 2026, the Management Board and Supervisory Board authorized the consolidated financial statements for issue.

Significant accounting policies

a)Principles of consolidation and composition of the group

The financial statements of consolidated entities have been prepared using uniform accounting methods in accordance with IFRS 10, Consolidated Financial Statements (IFRS 10). Acquisitions of companies are accounted for under the acquisition method.

Besides FME AG, the consolidated financial statements include all material subsidiaries according to IFRS 10 over which the Company has control. The Company controls an entity if it has power over the entity through existing rights that give the Company the current ability to direct the activities that significantly affect the entity’s return. In addition, the Company is exposed to, or has rights to, variable returns from the involvement with the entity and the Company has the ability to use its power over the entity to affect the amount of the Company’s return. In most cases, control is achieved when the Company has the majority of a subsidiary’s equity ownership and voting rights.

For certain subsidiaries in which the Company has the majority of the equity ownership and voting rights and does not consolidate, an assessment of materiality is made in order to determine that the subsidiary is insignificant to the Company’s results based on qualitative and quantitative factors. Such factors include quantitative analyses noting that the sum of these unconsolidated subsidiaries is less than 1% of the Company’s total assets, revenue, and operating income or qualitative factors such as such a subsidiary’s dormancy, impending liquidation, or other factors are considered.

The equity method is applied in accordance with IAS 28, Investments in Associates and Joint Ventures (IAS 28). Generally, equity method investees are entities in which the Company, directly or indirectly, holds 50% or less of the voting power and can exercise significant influence over their financial and operating policies. For information on the Company’s investment in Vifor Fresenius Medical Care Renal Pharma Ltd., which makes up a large portion of its equity method investees, see note 13.

Acquisitions of companies are accounted for in accordance with IFRS 3, Business Combinations (IFRS 3) at the date of acquisition using, in general, the full goodwill method. Initially, all identifiable assets acquired and liabilities assumed as well as the noncontrolling interests, when applicable, are recognized at their fair values. The fair value of the consideration transferred and the amount of any noncontrolling interest measured at fair value is then compared with the fair value of the assets acquired and liabilities assumed. Any remaining balance is recognized as goodwill and is tested at least once a year for impairment. Generally, adjustments made to the fair value of identifiable assets and liabilities during the measurement period are recorded as an offset to goodwill. Any adjustments made subsequent to the measurement period are recognized immediately in profit or loss.

Intercompany revenues, expenses, income, receivables, payables, accruals, provisions, and commitments and contingencies are eliminated. Profits and losses on items of property, plant and equipment and inventory acquired from other group entities are also eliminated.

Deferred tax assets and liabilities are recognized due to temporary differences resulting from consolidation procedures.

Noncontrolling interest (NCI) is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent and is recognized at its fair value at the date of first consolidation using the full goodwill method. Profits and losses attributable to the noncontrolling interests are separately disclosed in the consolidated statements of income.

The Company writes put options on certain noncontrolling interests. A portion of these put options relates to equity interests in dialysis clinics owned by nephrologists or nephrology groups. Generally, the put options associated with this business model are valid for an unlimited time. In addition, as part of the transaction with Cricket Health, Inc. (Cricket), and InterWell Health LLC, the Company also granted put options to noncontrolling interest owners of the newly created value-based kidney care entity. The options held by non-physician investors were subsequently settled during 2025 (see note 26 for further information). Accordingly, the put options represent a long-term investment into a dialysis clinic for the NCI holder. The put options provide for settlement in cash. For these put options, IAS 32, Financial Instruments: Presentation (IAS 32) paragraph 23 requires the Company to recognize a liability for the present value of the exercise price of the option. The put option liability is recorded in other current financial liabilities and other non-current financial liabilities at present value of the redemption amount at the balance sheet date. The Company believes the accounting treatment of the changes to the put option liability under IFRS Accounting Standards to this date has not been finally clarified. In the absence of IFRS Accounting Standards guidance specifically applicable to the accounting for put options on NCI, the Company, in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) paragraph 10, applied the present access method. According to the present access method, NCI are recorded in equity when the risks and rewards of ownership reside with the NCI holders. The initial recognition, valuation differences, and the derecognition of the put option liability are recorded in equity with no impact to the income statement (see note 1 h)). For exercises of put options, the Company additionally recognizes any difference between the amount of noncontrolling interests derecognized and the fair value of consideration paid within additional paid - in capital as such transactions do not result in a loss of control (see note 20). At the same time, retained earnings are adjusted accordingly. This presentation results in information that is relevant to the economic decision-making needs of the users of the Company’s financial statements and to provide reliable financial information as the Company considers these NCI with written put options as equity holders and accordingly attributes net income to NCI. For further information regarding the valuation of the put option liabilities, see note 26.

The consolidated financial statements for 2025 include FME AG as well as 2,142 companies (2024: 2,158). In 2025, 41 companies were first-time consolidations (2024: 39), 57 companies were deconsolidated (2024: 108), while no entity changed from consolidated to equity method investees during the year (2024: 0). In 2025, 57 companies were accounted for by the equity method (2024: 57).

The principal subsidiaries of the Company are those with the most significant contribution to the Company’s revenue, net income, or net assets. The Company’s interest in these subsidiaries for the years ended December 31, 2025 and 2024 are listed in the table below:

Principal subsidiaries
Name	Country	Main activity	Ownership

Fresenius Medical Care Australia Pty. Ltd.	Australia	Provision of healthcare services	100%
		Sale of healthcare products
Fresenius Medical Care Deutschland GmbH	Germany	Sale of healthcare products	100%
		Production of healthcare products
		Research and development
Fresenius Medical Care France S.A.S.	France	Sale of healthcare products	100%
Fresenius Medical Care GmbH	Germany	Sale of healthcare products	100%
Fresenius Medical Care Holdings, Inc. (FMCH)	USA	Provision of healthcare services	100%
		Sale of healthcare products
		Production of healthcare products
		Research and development
Fresenius Medical Care Italia S.p.A.	Italy	Sale of healthcare products	100%
Fresenius Medical Care Korea Ltd.	South Korea	Sale of healthcare products	100%
Fresenius Medical Care Ltda.	Brazil	Sale of healthcare products	100%
Fresenius Medical Care Shanghai Ltd.	China	Sale of healthcare products	100%
Fresenius Medical Care (U.K.) Ltd.	United Kingdom	Provision of healthcare services	100%
		Sale of healthcare products
		Production of healthcare products
National Medical Care of Spain, S.A.U.	Spain	Provision of healthcare services	100%
NephroCare Portugal, S.A.	Portugal	Provision of healthcare services	100%
		Sale of healthcare products
Fresenius Nephrocare Polska Sp. z.o.o.	Poland	Provision of healthcare services	100%
Fresenius Nephrocare Romania S.r.l.	Romania	Provision of healthcare services	100%

The complete list of participations in affiliated and associated companies of FME AG will be submitted to the electronic companies register.

For 2025, the following fully consolidated German subsidiaries of the Company will apply the exemption provided in Section 264 (3) or Section 264b of the HGB and therefore will be exempt from applying certain legal requirements to prepare notes to the statutory standalone financial statements and a management report as well as the requirements of an independent audit and public disclosure.

Companies exempt from applying certain legal requirements
Name of the company	Registered office of the company

DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Sandhausen, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Data Solutions GmbH	Berlin, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt Schrobenhausen GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mettmann GmbH	Mettmann, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare MVZ Aalen GmbH	Aalen, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schwandorf-Regenstauf GmbH	Schwandorf, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
ProCure Medical GmbH	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany

b)Cash and cash equivalents

Cash and cash equivalents comprise cash funds and all short-term investments (measured at fair value through profit and loss) with original maturities of up to three months. Short-term investments are highly liquid and readily convertible into known amounts of cash. The risk of changes in value is insignificant.

c)Trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties are recognized initially at fair value and subsequently at amortized cost. For information regarding expected credit losses, see note 2 c).

The Company provides reinsurance to a healthcare insurer of end stage renal diseases and has entered into renal care coordination agreements to arrange and provide healthcare services to patients with chronic kidney disease (CKD). The Company accounts for both its reinsurance contract and renal care coordination agreement as insurance contracts, classified as separate portfolios, under IFRS 17, Insurance Contracts (IFRS 17) as significant insurance risk for these arrangements is transferred and the Company does not apply the optional exemption of IFRS 17 to account for these contracts under IFRS 15.

Premium revenue is received throughout the year based on claims experience. For both insurance and reinsurance portfolios, the Company applies the premium allocation approach (PAA) under IFRS 17 as the contract boundary of the cash flows is one year or less. On initial recognition of the liabilities for incurred claims, the estimation and valuation processes remain unchanged as compared to the application of IFRS 4, Insurance Contracts (IFRS 4). The subsequent measurement of insurance liabilities is based on the estimated cost of settling the claims incurred, but not yet recorded (IBNR). IBNR is estimated using actual paid claim data and applying historical claim completion factors, which may include the effects of both inflationary and socio-economic factors as well as using past experience adjusted for current trends and any other factors that would modify past experience. Regarding the measurement of the liabilities for the remaining coverage, the liabilities are equal to the premiums received less any insurance acquisition cash flows. Any insurance acquisition cash flows will be expensed when incurred. The Company does not consider the effects and time value of money when measuring the liabilities for the remaining coverage as the related cash flows are expected to be paid or received within one year or less from the date the claims are incurred. The Company does not receive any premiums in advance. As a result, the liabilities for the remaining coverage is zero.

The Company has applied the modified retrospective approach at the date of transition due to the impracticability of collecting cash flow estimations and risk adjustments for non-financial risk at the date of initial recognition of the reinsurance contract. Insurance premium revenues are recognized based upon the passage of time. For additional information see note 5 a) and note 8.

d)Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or net realizable value (see note 9). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor, production overhead, and applicable depreciation charges.

e)Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation (see note 11). Maintenance and repair costs (day-to-day servicing) are expensed as incurred. The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing parts and major inspections if it is probable that the future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 4 to 60 years for buildings and improvements with a weighted average life of 18 years, 3 to 19 years for machinery and equipment with a weighted average life of 12 years, and 4 to 12 years for rented and loaned equipment with a weighted average life of 8 years. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment.

f)Leases

A lease is defined as a contract that conveys the right to use an underlying asset for a period of time in exchange for consideration. According to IFRS 16, a contract is or contains a lease if:

●	the underlying asset is identified in the contract, and
●	the customer has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use.

The Company as lessee:

Under IFRS 16, the Company is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments for almost all leases.

The Company applies both the short-term and low-value lease exemption. These leases are exempt from balance sheet recognition and lease payments will be recognized as expenses over the lease term.

IFRS 16 is not applied to leases of intangible assets.

Lease liabilities

Lease liabilities are initially recognized at the present value of the following payments:

●	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable,
●	variable lease payments (linked to an index or interest rate),
●	expected payments under residual value guarantees,
●	the exercise price of purchase options, where exercise is reasonably certain,
●	lease payments in optional renewal periods, where exercise of extension options is reasonably certain, and
●	penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

Lease payments are discounted using the implicit interest rate underlying the lease if this rate can be readily determined. Otherwise, the incremental borrowing rate of the lessee is used as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. Furthermore, lease liabilities may be remeasured due to lease modifications or reassessments of the lease.

For lease contracts that include both lease and non-lease components that are not separable from lease components, no allocation is performed. Each lease component and any associated non-lease components are accounted for as a single lease. If the lease contracts include lease and non-lease costs that are separable, the lease contract costs are divided into lease and non-lease components.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the respective lease. Right-of-use assets are stated at cost less accumulated depreciation. Upon initial recognition, cost comprises of:

●	the initial lease liability amount,
●	initial direct costs incurred when entering into the lease
●	(lease) payments before commencement date of the respective lease, and
●	less any lease incentives received.

Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the underlying asset using the straight-line method. Where a lease agreement includes a transfer of ownership at the end of the lease term or the exercise of a purchase option is deemed reasonably certain, right-of-use assets are depreciated over the useful life of the underlying asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

Right-of-use assets are classified into right-of-use assets relating to land, buildings and improvements or machinery and equipment. In addition, prepayments on right-of-use assets are presented separately (see note 24).

The Company as lessor:

Under IFRS 16, leases for which the Company is the lessor are classified as finance or operating leases. Where the terms of a lease agreement transfer substantially all the risks and rewards of ownership of the asset to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

For a lease agreement classified as a finance lease, the Company initially recognizes a finance lease receivable in the amount of its net investment in the lease, which comprises the present value of the minimum lease payments and any unguaranteed residual accruing to the lessor. Initial direct costs are included in the calculation of the finance lease receivable (see note 8). Subsequently, the Company recognizes profit or loss on the transaction, as well as interest income, over the lease term. For a lease agreement classified as an operating lease, the Company records rental revenue on a straight - line basis unless another systematic and rational basis is more representative of the revenue earned. Assets leased under operating leases are included in property, plant, and equipment in the Company’s consolidated balance sheets (see note 11)

g)Intangible assets and goodwill

Intangible assets such as non-compete agreements, technology, distribution agreements, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, customer relationships, and emission certificates are recognized and reported apart from goodwill (see note 12). If acquired, those intangible assets are recorded at estimated fair value at the date of the acquisition. Patient relationships, however, are not reported as separate intangible assets due to the missing contractual basis but are part of goodwill.

Expenditures related to application software, either hosted by the Company or within a software as a service arrangement, that fully meet the criteria for the recognition of an intangible asset set out in IAS 38, Intangible Assets (IAS 38) are capitalized as intangible assets.

Goodwill, identifiable intangibles with indefinite useful lives, and intangible assets not yet available for use are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified certain trade names and qualified management contracts as intangible assets with indefinite useful lives because there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company.

Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values on a straight-line basis. The Company amortizes non-compete agreements over their useful lives which, on average, are 7 years. Technology is amortized over its average useful lives of 12 years. Internally developed intangibles are amortized over their average useful lives of 8 years. Licenses to manufacture, distribute, and sell pharmaceutical drugs, exclusive contracts, and exclusive licenses are amortized over their useful lives which on average is 11 years. Customer relationships are amortized over their average useful lives of 18 years. All other intangible assets are amortized over their weighted average useful lives of 8 years. The weighted average useful life of all amortizable intangible assets is 11 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment (see note 1 o)).

To perform the annual impairment test of goodwill, the Company identified its groups of cash generating units (CGUs) and determined their carrying value by assigning the operating assets and liabilities, including the existing goodwill and intangible assets, to those groups of CGUs. Groups of CGUs reflect the lowest level on which goodwill is monitored for internal management purposes.

One group of CGUs was identified in each of the Company’s operating segments. For the purpose of goodwill impairment testing, all corporate assets and liabilities are allocated to the groups of CGUs. At least once a year, the Company compares the recoverable amount of each group of CGUs to the group of CGUs’ carrying amount. The recoverable amount is defined as the higher of the value in use or the fair value less cost of disposal of a group of CGUs. In the first step, the value in use of the group of CGUs is determined using a discounted cash flow approach based upon the cash flow expected to be generated by the group of CGUs. In case that the value in use of the group of CGUs is less than its carrying amount and the fair value less cost of disposal is not estimated to be higher than the value in use, the difference is first recorded as an impairment of the carrying amount of the goodwill.

For further information see note 2 a).

h)Financial instruments

The Company classifies its financial instruments in accordance with IFRS 9 in the following measurement categories: at amortized cost, at fair value through profit and loss (FVPL), and at fair value through other comprehensive income (FVOCI).

Financial assets are classified depending on the business model in which the financial assets are held and the contractual terms of the cash flows. Financial assets are only reclassified when the business model for managing those assets changes. During the reporting period, no financial instruments were reclassified. Purchases and sales of financial assets are recognized or derecognized on the trading date. The Company makes use of the fair value option, which allows financial instruments to be classified at FVPL upon initial recognition, in very rare cases. At initial recognition financial assets and financial liabilities are measured at fair value. Subsequent measurement is either at cost, FVPL, or FVOCI.

In general, financial liabilities are classified and subsequently measured at amortized cost, with the exception of contingent consideration resulting from a business combination, put option liabilities, and derivative financial liabilities. For debt instruments, accrued interest is included in the line items on the consolidated balance sheets where the borrowing is presented.

Investments in equity instruments are recognized and subsequently measured at fair value. The Company’s equity investments are not held for trading. In general, changes in the fair value of equity investments are recognized in the income statement. However, at initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic equity investments in other comprehensive income (loss) (OCI).

The Company invested in several debt securities, with the objective to achieve both collecting contractual cash flows and selling the financial assets. All debt securities are consequently measured at fair value. Some of these securities give rise on specified dates to cash flows that are solely payments of principal and interest. These securities are subsequently measured at FVOCI. All other securities are measured at FVPL.

The Company, as option writer of existing put options, can be obligated to purchase the noncontrolling interests held by third parties. The obligations are in the form of put liabilities and are exercisable at the third-party owners’ discretion within specified periods or upon the occurrence of certain events as outlined in each specific put option. If these put option liabilities were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The initial recognition, subsequent measurement, and derecognition of put option liabilities are recognized in equity of the Company. For further information related to the estimation of these fair values, see note 26.

Certain put option arrangements contain contingent triggers based on changes in legislation, which the Company has concluded are not genuine using the guidance in IFRS 9 B4.1.18 and IAS 32.25. The Company considers this subset of contracts as being non-genuine as the trigger in these clauses is considered to be an event that is extremely rare, highly abnormal and very unlikely to occur. Therefore, the Company has not recorded a liability on the balance sheet relating to this subset of put option contracts.

Derivative financial instruments which primarily include foreign currency forward contracts are recognized as assets or liabilities at fair value in the balance sheet (see note 26). From time to time, the Company may enter into other types of derivative instruments, such as interest rate swaps and derivatives embedded in Virtual Power Purchase Agreements (vPPAs), which are dealt with on a transaction-by-transaction basis.

Changes in the fair value of derivative financial instruments designated and qualifying as cash flow hedges are recognized in accumulated OCI (AOCI) in shareholders’ equity. The Company only designated the change in fair value of the spot element of foreign exchange forward contracts as the hedging instrument in cash flow hedging relationships and uses a hedge ratio for designated risks of 1:1. The forward elements are separately accounted for as cost of hedging in a separate component within AOCI. The ineffective portion of cash flow hedge is recognized in the income statement.

The amounts recorded in AOCI are subsequently reclassified into earnings as a component of revenue for those foreign exchange contracts, entered into with financial institutions, that hedge forecasted sales or as an adjustment of costs of revenue for those contracts that hedge forecasted intercompany product purchases. In connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps with third parties to assure that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI and subsequently reclassified to other operating income or other operating expense. The amounts recorded in AOCI are reclassified in the same period in which the hedged transaction affects earnings. Amounts recorded in AOCI for cash flow hedges related to product purchases from third parties are removed from AOCI and included directly in the carrying amount of the asset at initial recognition. Product purchases and sales designated in a cash flow hedging relationship are expected to affect profit and loss in the same period in which the cash flows occur. The critical terms of the forward exchange contracts generally align with the hedged item. The economic relationship between forward exchange contracts and the hedged forecast transaction is based on the timing, currency and amount of the hedged cash flows. Ineffectiveness could arise in case the timing of the hedged transaction or the credit default risk changes.

From time to time, the Company enters into derivatives (particularly interest rate swaps and, to a certain extent, interest rate options) to protect against the risk of rising interest rates. When applicable, these interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The Company determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, maturities, and the notional amounts. As applicable, the effective portion of gains and losses of derivatives designated as cash flow hedges is deferred in AOCI; the amount of gains and losses reclassified from AOCI are recorded in interest income and interest expenses.

The change in fair value of derivatives that do not qualify for hedge accounting is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability.

Derivatives embedded in host contracts, such as derivatives embedded in vPPAs, are accounted for as separate derivatives if their economic characteristics and risks are not closely related to those of the host contracts. Currently, these embedded derivatives are limited to those embedded in vPPAs which are measured at fair value with changes in fair value recognized in the income statement within other operating income or other operating expense.

i)Impairment of financial assets

The impairment of financial assets is based on the expected credit loss approach in accordance with IFRS 9. The expected credit loss approach requires that all impacted financial assets will carry a loss allowance based on their expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses over the contractual life of the financial assets.

This model comprises a three-stage approach. Upon recognition, the Company shall recognize expected lifetime losses. When assessing for significant increases in credit risk, the Company shall compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. The Company should consider reasonable and supportable information including historic loss rates, present developments such as liquidity issues, and information about future economic conditions to ensure foreseeable changes in the customer-specific or macroeconomic environment are considered. Separately, there is the rebuttable presumption that the credit risk has increased significantly since the initial recognition when contractual payments are overdue by more than 30 days.

In case of objective evidence of impairment there is an assignment to stage 3. The assignment of a financial asset to stage 3 should rely on qualitative knowledge on the customers’ unfavorable financial position (for example bankruptcy, lawsuits with private or public payers), or quantitative criteria, based on an individual maturity analysis. Independently, there is an assignment to stage 3 if the contractual payments are overdue by more than 360 days. When a counterparty defaults, all financial assets against this counterpart are considered impaired. The definition of default is mainly based on payment practices specific to individual regions and businesses.

The Company recognizes a loss allowance for expected credit losses on financial assets measured at amortized cost, contract assets and lease receivables, and on investments in debt securities measured at fair value through other comprehensive income. The financial assets mainly comprise of accounts receivable as well as cash and cash equivalents. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective instrument. Financial assets with expected credit losses not assessed individually are grouped on the basis of geographical regions and impairment is generally assessed on the basis of macroeconomic indicators such as credit default swaps.

For accounts receivable, the Company uses the simplified method which requires recognizing lifetime expected credit losses at inception. However, expected credit losses on cash and cash equivalents are measured according to the general method based on IFRS 9.

Based on the external credit ratings of the counterparties, which are generally investment grade, the Company considers that its cash and cash equivalents have a low credit risk. A significant increase in credit risk will be assessed based on qualitative and quantitative information.

j)Foreign currency translation

For purposes of these consolidated financial statements, the euro is the reporting and functional currency. The requirement to report in euro arises from Section 244 HGB. Substantially all assets and liabilities of foreign subsidiaries that use a functional currency other than the euro are translated at year-end exchange rates, while profit and loss positions are translated at annual average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI. Transactions in foreign currencies recorded by subsidiaries are accounted for at the prevailing spot rate on the date of the respective transaction. Foreign exchange gains and losses resulting from the settlement of such transactions are generally recognized in profit and loss. Financial instruments denominated in a foreign currency are revalued at the spot rate as of the date of the consolidated statement of financial position. On the disposal of a foreign operation, all of the foreign currency translation differences accumulated in AOCI in respect of that disposed operation are reclassified to the consolidated statements of income. On a partial disposal of a subsidiary that includes a foreign operation that does not result in the loss of control over the subsidiary, the proportionate share of accumulated foreign currency translation differences is re-attributed to noncontrolling interests.

The exchange rates of the U.S. dollar affecting foreign currency translation developed as follows:

Exchange rates
	December 31, 2025	December 31, 2024	2025	2024	2023
	spot exchange	spot exchange	average exchange	average exchange	average exchange
	rate in €	rate in €	rate in €	rate in €	rate in €
1 U.S. dollar	0.85106	0.96256	0.88499	0.92386	0.92484

k)Revenue recognition

For both healthcare services revenue and healthcare products revenue, amounts billed to patients, third party payors and customers are recorded net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

Healthcare services

Healthcare services revenue, other than insurance revenues discussed below, are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment at an amount to which the Company expects to be entitled. The patient is obligated to pay for healthcare services at amounts estimated to be receivable based upon the Company’s standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, such as Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the Company concludes that the consideration is variable (implicit price concession) and records the difference between the billed amount and the amount estimated to be collectible as a reduction to healthcare services revenue. Implicit price concessions include such items as amounts due from patients without adequate insurance coverage, patient co-payment and deductible amounts due from patients with healthcare coverage. The Company determines implicit price concessions based primarily upon historical collections, denials, delays, refunds, payment adjustments, and regulatory compliance. Upon receipt of new information relevant for the determination of the implicit price concession, the Company constrains, or adjusts the constraints for the variable consideration of the transaction price. Furthermore, collections, refunds, and payment adjustments often continue for up to three years or more following the provision of services.

Healthcare products

In the healthcare product business, major revenues are generated from the sale of dialysis machines, water treatment systems, home hemodialysis products, disposable products, and maintenance agreements for the Company´s healthcare products. Revenues from the sale of dialysis machines and water treatment system are typically recognized upon installation and provision of the necessary technical instructions as only thereafter the customer obtains control of the medical device. A small portion of the Company´s revenue is recognized from sales of dialysis machines, home hemodialysis products, and other products used for in-center hemodialysis treatment to distributors. When the distributor is the principal in the contract, the revenue allocated to the machine or the products will be recognized upon transfer of control to the distributor. In case the Company is committed to perform the installation, revenue allocated to the installation, as a separate performance obligation, would be recorded upon installation of the machine at the end-customers’ premises. In case the distributor is only an agent in the contract, revenue for sale of the machine would be recorded upon installation.

Under consignment arrangements revenue is recognized upon withdrawal of the products by the customer.

Maintenance is provided over time, and as such revenue is typically recognized on a straight-line basis as the customer is simultaneously receiving and consuming the benefits provided by the Company’s performance.

All other dialysis and non-dialysis product revenues are recognized upon transfer of control to the customer. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

A portion of dialysis product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease and the customer agrees to purchase a minimum number of related treatment disposables, the Company does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables upon transfer of control with revenue for the use of dialysis machines recognized straight-line over the term of the lease contract. When there is no such agreement that the customer purchases a minimum number of related treatment disposables, revenue is recognized only on the sale of disposables unless the timing of the first purchase order of related treatment disposables justifies a combination of contracts according to IFRS 15.

If the lease of the machines is a finance lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for finance leases under IFRS 16. The allocation of the transaction price to lease and non-lease components is based on stand-alone selling prices.

For certain home-dialysis products the Company offers month-to-month rental arrangements, where revenue is recognized on a monthly basis.

In addition, for some licensing agreements and equipment sales to dialysis clinic customers in the area of home-dialysis, the Company recognizes upfront fees received as lease revenue on a straight-line basis over the term of the contract.

IFRS 15 specifically excludes leases from the scope of the revenue standard. The transaction price of contracts which include lease components is allocated in accordance with IFRS 15. Revenue is recognized separately for the lease and the non-lease components of the contract.

“Revenue from lease contracts” is disclosed separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

Insurance contracts

In the U.S., the Company generates revenue from insurance (including reinsurance) contracts, such as sub-capitation arrangements, for which the Company applies IFRS 17 as significant insurance risk for these arrangements is transferred and the Company does not apply the optional exemption of IFRS 17 to account for these contracts under IFRS 15. Insurance premium revenue is recognized as earned each month and risk adjustments are offset against revenue.

The Company has entered into shared savings arrangements with certain payors to provide care and care coordination services to certain end stage renal disease (ESRD) and chronic kidney disease patients. Under these arrangements, the Company may earn variable reimbursement or may owe the payor reimbursement.

“Revenue from insurance contracts” is disclosed separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

l)Capitalized interest

For significant construction projects exceeding six months, the Company includes capitalized interest costs that are directly attributable to the construction or the production of a qualifying asset as part of the cost of the asset. For the fiscal years 2025, 2024, and 2023, interest of €1,577, €2,149, and €2,500, based on an average interest rate of 2.45%, 2.24%, and 2.88%, respectively, was recognized as a component of the cost of assets.

m)Research and development (R&D) expense

Research is the original and planned investigation undertaken with the prospect of gaining new scientific or technical knowledge. Development is the technical and commercial implementation of research results and takes place before the start of commercial production or use. Research costs are expensed as incurred. Development costs that fully meet the criteria for the recognition of an intangible asset, as set out in IAS 38, are capitalized and are primarily development projects related to dialysis machines. Such costs are capitalized when the Company’s commitment to finalize the project has been formalized and approved by management, the design input of the project or machine has been finalized and, based on experience with similar projects, the Company has determined that technical feasibility has been achieved and future economic benefits are probable.

n)Income taxes

Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the single entity’s financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits, and tax loss carryforwards which are probable to be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates that have been enacted or substantially enacted by the end of the reporting period. A change in tax rate for the calculation of deferred tax assets and liabilities is recognized in the period the new laws are enacted or substantively enacted. The effects of the adjustment are generally recognized in the income statement. The effects of the adjustment are recognized in equity, if the temporary differences are related to items directly recognized in equity.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill and are not tax deductible. In addition, deferred tax assets and liabilities are not recognized if they arise from the initial recognition of an asset or a liability in a transaction other than a business combination that at the time of the transaction affects neither accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.

The carrying amount of a deferred tax asset is reviewed at each balance sheet date. A deferred tax asset is recognized to the extent that the utilization of parts or all of it is probable because sufficient taxable profit will be available (see note 5 g). The determination of future taxable income is based on assumptions on future market conditions and future profits of FME AG and considers all currently available information as well as the level of historical taxable income. In addition, the determination of the recoverable amount of deferred tax assets considers implemented tax strategies.

With respect to the interpretation of tax laws, the amount, and the timing of future taxable income, complex tax rules may lead to uncertainties in tax treatments. The Company recognizes assets and liabilities for uncertain tax treatments based on reasonable estimates to the extent it is probable the tax will be recovered or that the tax will be payable, respectively.

In the U.S. and Germany, interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes and therefore are accounted for under IAS 37. All other jurisdictions account for interest and penalties related to income taxes in accordance with local tax rules of the respective tax jurisdiction either under IAS 37 or as income tax expense under IAS 12. Under IAS 37, penalties related to income taxes, including uncertain tax treatments, are recorded within selling, general and administrative expense. Additionally, in accordance with IAS 37, interest related to income taxes, including uncertain tax treatments, are recorded within other (income) expense.

The Company’s Global Intercompany Service Charging initiative established a standardized and simplified global framework for intercompany service charging. Consistent with Organisation for Economic Co-operation and Development Transfer Pricing Guidelines, service fees are charged based on associated costs and arm’s length mark-ups using allocation keys which reflect the benefits received by the service recipients.

Due to the size of the Company’s revenue, the Company is within the scope of the Organisation for Economic Co-operation and Development’s Inclusive Framework on Base Erosion Profit Shifting (BEPS) Global Anti-Base Erosion Model Rules (GloBE): Global Minimum Taxation (Pillar Two) legislation. In Germany, the jurisdiction in which the Company resides, the legislation became effective on January 1, 2024. The Company applies the exception not to recognize or disclose deferred taxes in connection with Pillar Two income taxes. Income tax expenses related to Pillar Two income taxes are included within the income tax expense line item in the Company’s consolidated statements of income.

o)Impairment

The Company reviews the carrying amount of its property, plant and equipment, intangible assets with definite useful lives, right-of-use assets, and other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount is higher than the asset’s recoverable amount in accordance with IAS 36, Impairment of Assets (IAS 36). The fair value less cost of disposal of an asset is estimated as its net realizable value. The value in use is the present value of future cash flows expected to be derived from the relevant asset. If it is not possible to estimate the future cash flows from the individual assets, impairment is tested on the basis of the corresponding group of CGUs.

Impairment losses, except impairment losses recognized on goodwill, are reversed up to the amount of the amortized acquisition cost as soon as the reasons for impairment no longer exist.

Non-current assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Non-current assets to be disposed of other than by sale are considered to be held and used until disposal.

p)Debt issuance costs

Debt issuance costs related to a recognized debt liability are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. Debt issuance costs related to undrawn credit facilities are presented in Other assets. These costs are amortized over the term of the related obligation or credit facility.

For further information see note 17.

q)Concentration of risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment as well as providing other healthcare services. The Company performs ongoing evaluations of its customers’ financial condition and, generally, requires no collateral.

Revenues which were earned and subject to regulations under Medicare and Medicaid (excluding Medicare Part C, also known as Medicare Advantage plans), governmental healthcare programs administered by the U.S. government, were approximately 16%, 18%, and 18% of the Company’s worldwide revenues in 2025, 2024, and 2023, respectively.

See note 2 c) for concentration risks of debtors or group of debtors as well as note 9 for discussion of suppliers with long-term purchase commitments.

r)Other provisions

In accordance with IAS 37, provisions are recognized when there is a present obligation to a third party arising from past events, it is probable that the obligation will be settled in the future and the required amount can be reliably estimated. Provisions by their nature are more uncertain than most other items in the statement of financial position.

Non-current provisions with a remaining period of more than one year are discounted to the present value of the expenditures expected to settle the obligation. The applied discount rate is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

s)Earnings per share

Basic earnings per share is calculated in accordance with IAS 33, Earnings per Share (IAS 33). Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on shares that would have been outstanding during the years presented had the dilutive instruments been issued. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding.

Equity-settled awards granted under the Company’s share-based plans (see note 23) might be potentially dilutive equity instruments.

t)Treasury stock

The Company may, from time to time, acquire its own shares (Treasury Stock) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. The value of such Treasury Stock is shown as a reduction of the Company’s equity.

u)Employee benefit plans

Pension obligations for post-employment benefits are measured in accordance with IAS 19, Employee Benefits (IAS 19), using the projected unit credit method, taking into account future salary and trends for pension increase.

The Company uses December 31 as the measurement date when measuring the net pension liability.

For the Company’s funded benefit plans the defined benefit obligation is offset against the fair value of plan assets (net pension liability). Plan assets comprise assets held by a long-term employee benefit fund and qualifying insurance policies. A pension liability is recognized in the consolidated balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under “Other non-current assets” in the consolidated balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of refund against the fund or a right to reduce future payments to the fund.

Net interest costs are calculated by multiplying the benefit obligation (fair value of plan assets) at beginning of the year with the discount rate utilized in determining the benefit obligation.

Remeasurements include actuarial gains and losses resulting from the evaluation of the defined benefit obligation as well as from the difference between actual investment returns and the return implied by the net interest cost. In the event of a surplus for a defined benefit pension plan remeasurements can also contain the effect from asset ceiling, as far as this effect is not included in net interest costs.

Remeasurements are recognized in AOCI completely. Remeasurements may not be reclassified in subsequent periods. Components of net periodic benefit cost are recognized in profit and loss of the period.

v)Share-based plans

The fair value of cash-settled performance shares and of performance shares that will be settled in shares of the Company granted to the Management Board and executive employees of the Company is calculated using the Monte Carlo pricing model in accordance with IFRS 2, Share-based Payment (IFRS 2). For cash-settled performance shares, the corresponding liability based on the balance sheet date fair value is accrued over the vesting periods of the performance share plans. For performance shares that will be settled in shares of the Company, the corresponding increase in equity based on the grant date fair value is allocated over the vesting periods of the performance share plans. For certain exceptions, a shorter vesting period may apply after which the performance shares will not forfeit in any way. In such cases the vesting period is shortened accordingly.

w)Impacts of climate change on accounting

The Company continually analyzes potential sustainability risks in the areas of climate change, water scarcity, and resource usage. In particular, during 2024, we entered into several vPPAs with wind and solar energy project developers in Germany and in the U.S. in order to receive guarantees of origin and renewable energy certificates, respectively, to address our sustainability objectives. Volatility in the valuation of financial instruments connected to energy prices or energy production volumes, including as a result of the heightened risk of volatility due to geopolitical conflicts in certain regions, could result in a material adverse effect on our business or results of operations. Other than the aforementioned risk, the Company has not identified any significant risks for its business model in 2025.

x)Recent pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the year ended December 31, 2025 in conformity with IFRS Accounting Standards that must be applied for fiscal years starting on or after January 1, 2025. For the year ended December 31, 2025, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The following new accounting standards and amendments to accounting standards have been published that are not mandatory as of and for the year ended December 31, 2025 and will not be early adopted by the Company.

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures, and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing, and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures will be required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and the effect on noncontrolling interest for each item will be presented in the reconciliation and how the income tax effect is determined. Lastly, companies will be required to disaggregate items if such information is material and to avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. Additionally, IFRS 18 will introduce limited changes to IAS 7, Statement of Cash Flows. Operating profit will be the starting point for reporting cash flows from operating activities using the indirect method and the option for classifying interest and dividend cash flows as operating activities will be eliminated. Dividends and interest paid will be classified in cash flows from financing activities whereas dividends and interest received will be classified in cash flows from investing activities. An entity shall apply those amendments when it applies IFRS 18. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027, while earlier adoption is permitted. The standard must be applied retrospectively. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements. In order to comply with the extended disclosure requirements under IFRS 18, the Company will expand the disclosures in the notes to the consolidated financial statements, including the disclosure of expenses by function according to their cost type. The Company continues to investigate the appropriate level of disaggregation in accordance with IFRS 18 and the associated effects of IFRS 18 on the consolidated financial statements.

Notably, foreign exchange gains and losses are currently presented in other operating income and other operating expense, but will be presented within the newly defined operating, investing, and financing categories under IFRS 18 which would have an impact on certain related subtotals and key performance indicators for the Company. Similarly, items such as income from equity method investees and the revaluation of certain investments held by the Company, currently presented within operating income, will be shown within the consolidated statement of income in the investing category. Quantitative impacts cannot yet be adequately estimated at this time.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.